Other liabilities - Liabilities Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for Reforestation
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Beginning of year	$ 97	$ 88
Norbord Acquisition	0	5
Liabilities recognized	51	53
Liabilities settled	(49)	(49)
Foreign exchange	(6)	0
End of year	93	97
Less: current portion	(38)	(38)
Long-term portion of reforestation	55	59
Provision for Decommissioning
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Beginning of year	33	28
Norbord Acquisition	0	0
Liabilities recognized	5	5
Liabilities settled	(1)	(1)
Foreign exchange	(2)	1
End of year	35	33
Less: current portion	(20)	(8)
Long-term portion of reforestation	$ 15	$ 25